Qualitative and Quantitative Information of Financial Risks - Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total	€ 49,853	€ 49,790
Interest Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	455,580	412,502
Financial liabilities, effect amortized cost	(434)	(433)
Total	455,146	412,069
Interest Rate Risk | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 254,400	€ 190,709
Percentage of Total	0.56	0.46
Interest Rate Risk | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,910	€ 51,359
Percentage of Total	0.11	0.13
Interest Rate Risk | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 150,270	€ 170,434
Percentage of Total	0.33	0.41
Interest Rate Risk | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	€ (302)	€ (279)
Interest Rate Risk | Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	375,579	312,472
Financial liabilities, effect amortized cost	(287)	(223)
Total	€ 375,292	€ 312,249
Line item in the statement of financial position	Current financial assets/ Non-current financial assets/ Current financial liabilities/ Non-current financial liabilities	Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Interest Rate Risk | Bank Loans | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 254,400	€ 190,709
Interest Rate Risk | Bank Loans | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	910	1,359
Interest Rate Risk | Bank Loans | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	120,269	120,404
Interest Rate Risk | Bank Loans | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	(302)	(279)
Interest Rate Risk | Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	30,001	50,030
Total	€ 30,001	€ 50,030
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Bank Overdrafts | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 30,001	€ 50,030
Interest Rate Risk | Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,000	50,000
Financial liabilities, effect amortized cost	(147)	(210)
Total	€ 49,853	€ 49,790
Line item in the statement of financial position	Non-current financial liabilities	Non-current financial liabilities
Interest Rate Risk | Notes | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,000	€ 50,000